Note 2 - Fair Value Measurements 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measured as of June 30, 2024 Using:
	Adjusted Cost	Unrealized Losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$9,464	$—	$9,464	$9,464	$—
Level 2
Corporate bonds	10,062	(3)	10,059	1,272	8,787
Commercial paper	6,135	(5)	6,130	—	6,130
U.S. Government securities	1,857	—	1,857	—	1,857
Total financial assets	$27,518	$(8)	$27,510	$10,736	$16,774
Liabilities
Level 2
Private placement warrant liability	$—	$—	$—	$—	$—
Level 3
Derivative warrant liability	—	—	39	—	—
Total financial liabilities	$—	$—	$39	$—	$—
	Fair Value Measured as of December 31, 2023 Using:
	Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$16,377	$—	$16,377	$16,377	$—
Level 2
Corporate bonds	2,880	1	2,881	—	2,881
Commercial paper	8,809	5	8,814	—	8,814
U.S. Government securities	7,892	4	7,896	—	7,896
Total financial assets	$35,958	$10	$35,968	$16,377	$19,591
Liabilities
Level 2
Private placement warrant liability	$—	$—	$—	$—	$—
Level 3
Derivative warrant liability	—	—	26	—	—
Total financial liabilities	$—	$—	$26	$—	$—

	Fair Value Measured as of December 31, 2023 Using:
	Adjusted Cost	Unrealized gains	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$16,377	$—	$16,377	$16,377	$—
Level 2
Corporate bonds	2,880	1	2,881	—	2,881
Commercial paper	8,809	5	8,814	—	8,814
U.S. Government securities	7,892	4	7,896	—	7,896
Total financial assets	$35,958	$10	$35,968	$16,377	$19,591
Liabilities
Level 2
Private placement warrant liability	$—	$—	$—	$—	$—
Level 3
Convertible notes	—	—	—	—	—
Derivative warrant liability	—	—	26	—	—
Total financial liabilities	$—	$—	$26	$—	$—
	Fair Value Measured as of December 31, 2022 Using:
	Adjusted Cost	Unrealized losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$14,253	$—	$14,253	$14,253	$—
Level 2
Asset-backed securities	3,507	(119)	3,388	—	3,388
Corporate bonds	22,139	(240)	21,899	—	21,899
Commercial paper	20,760	—	20,760	—	20,760
U.S. Government securities	29,983	(895)	29,088	—	29,088
Total financial assets	$90,642	$(1,254)	$89,388	$14,253	$75,135
Liabilities
Level 2
Private placement warrant liability	$—	$—	$7	$—	$—
Level 3
Convertible notes	—	—	8,594	—	—
Derivative warrant liability	—	—	119	—	—
Total financial liabilities	$—	$—	$8,720	$—	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Derivative Warrant Liability
Balance at December 31, 2023	$26
Additions	—
Change in fair value included in other income (expense), net	13
Balance at June 30, 2024	$39

	2022 Convertible Note	Derivative Warrant Liability	Total
Balance at December 31, 2022	$8,594	$119	$8,713
Additions	—	—	—
Payments or conversions	(9,573)	—	(9,573)
Change in fair value included in other income (expense), net	958	(93)	865
Change in fair value due to instrument specific credit risk included in other comprehensive income	21	—	21
Balance at December 31, 2023	$—	$26	$26

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
June 30, 2024
Expected term (years)	2.2
Expected volatility	230.2%
Risk-free interest rate	4.7%
Dividend yield	—%
Exercise price	$105.00

December 31, 2023
Expected term (years)	2.7
Expected volatility	155.7%
Risk-free interest rate	4.1%
Dividend yield	—%
Exercise price	$105.00